Earnings Per Common Share - Summary of Information Necessary to Calculate EPS (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Continuing operations, basic	₱ 26,865	₱ 11,335		₱ 26,797
Continuing operations, basic	26,655	11,085	[1]	26,488	[1]
Net income (loss) / Segment profit (loss) - Discontinued operations	(41)	(600)	[1]	(121)	[1]
Consolidated net income attributable to common shares, basic	26,614	10,485	[1]	26,367	[1]
Dividends on preferred shares, basic	(59)	(59)	[1]	(59)	[1]
Consolidated net income attributable to common equity holders of PLDT, basic	₱ 26,555	₱ 10,426	[1]	₱ 26,308	[1]
Outstanding common shares at beginning of period, basic	216,056	216,056	[1]	216,056	[1]
Weighted average number of common shares, basic	216,056	216,056	[1]	216,056	[1]
EPS from continuing operations, basic	₱ 123.1	₱ 51.03	[1]	₱ 122.32	[1]
EPS from discontinued operations ,basic	(0.19)	(2.77)	[1]	(0.56)	[1]
EPS attributable to common equity holders of PLDT, basic	₱ 122.91	₱ 48.26	[1]	₱ 121.76	[1]
Continuing operations, diluted	₱ 26,655	₱ 11,085	[1]	₱ 26,488	[1]
Discontinued operations, diluted	(41)	(600)	[1]	(121)	[1]
Consolidated net income attributable to common shares, diluted	26,614	10,485	[1]	26,367	[1]
Dividends on preferred shares, diluted	(59)	(59)	[1]	(59)	[1]
Consolidated net income attributable to common equity holders of PLDT, diluted	₱ 26,555	₱ 10,426	[1]	₱ 26,308	[1]
Outstanding common shares at beginning of period, diluted	216,056	216,056	[1]	216,056	[1]
Weighted average number of common shares, diluted	216,056	216,056	[1]	216,056	[1]
EPS from continuing operations, diluted	₱ 123.1	₱ 51.03	[1]	₱ 122.32	[1]
EPS from discontinued operations, diluted	(0.19)	(2.77)	[1]	(0.56)	[1]
EPS attributable to common equity holders of PLDT, diluted	₱ 122.91	₱ 48.26	[1]	₱ 121.76	[1]

[1]

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.